Strategy Shares Nasdaq 7HANDLTM Index ETF (HNDL)	July 31, 2021 (Unaudited)

Portfolio of Investments Summary Table

Percentage of Fair Value
Exchange-Traded Funds	100.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of July 31, 2021, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value
Exchange-Traded Funds — 89.5%
272,745	Fidelity MSCI Utilities Index ETF	$11,632,574
831,285	Global X MLP ETF	30,092,517
2,463,840	Global X Nasdaq 100 Covered Call ETF	55,411,762
2,150,640	Global X U.S. Preferred ETF	56,217,730
1,498,140	Hartford Total Return Bond ETF	61,798,275
157,905	Invesco QQQ Trust	57,567,426
687,735	Invesco Taxable Municipal Bond ETF	23,149,160
187,920	iShares Core S&P Total U.S. Stock
	Market ETF	18,897,235
754,290	iShares Core U.S. Aggregate Bond ETF	87,844,613
123,975	iShares MBS ETF	13,474,843
1,594,710	Schwab U.S. Aggregate Bond ETF	87,852,574
229,680	Schwab U.S. REIT ETF	10,969,517
60,030	Vanguard Dividend Appreciation ETF	9,587,992
340,605	Vanguard Intermediate-Term Corporate Bond ETF	32,728,734
46,980	Vanguard S&P 500 ETF	18,939,987
1,013,985	Vanguard Total Bond Market ETF	87,973,338
83,520	Vanguard Total Stock Market ETF	18,933,149
151,380	WisdomTree 90/60 U.S. Balanced Fund	6,351,905
1,543,815	Xtrackers USD High Yield Corporate Bond ETF	62,169,430
Total Exchange-Traded Funds (Cost $729,202,858)		$751,592,761
Total Investments — 89.5% (Cost $729,202,858)		$751,592,761
Other Assets less Liabilities — 10.5%		88,366,150

Net Assets — 100.0%		$839,958,911

ETF — Exchange-Traded Fund

MBS — Mortgage-Backed Security

MLP — Master Limited Partnership

REIT — Real Estate Investment Trust

S&P — Standard and Poor’s

USD — United States Dollar

Total Return Swap Agreement

							Value and
							Unrealized
Pay/				Payment	Expiration	Notional	Appreciation/
Receive	Financing Rate	Description	Counterparty	Frequency	Date	Amount	(Depreciation)
Receive	Effective Federal Funds Rate(a) + 85 bps	Nasdaq 7HANDLTM Index	BNP Paribas SA	Monthly	1/11/22	$338,082,081	$842,564

(a)	The Effective Federal Funds Rate at July 31, 2021 was 0.07%.

SA — Societe Anonyme (French public limited company)

Strategy Shares Newfound/ReSolve Robust Momentum ETF (ROMO)	July 31, 2021 (Unaudited)

Portfolio of Investments Summary Table

Percentage of Fair Value
Exchange-Traded Funds	100.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of July 31, 2021, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value
Exchange-Traded Funds — 99.8%
1,701	iShares 1-3 Year Treasury Bond ETF	$146,771
1,197	iShares 7-10 Year Treasury Bond ETF	140,899
567	iShares Core MSCI EAFE ETF	42,837
99,981	iShares Core S&P 500 ETF	44,031,632
Total Exchange-Traded Funds (Cost $38,762,646)		$44,362,139
Total Investments — 99.8% (Cost $38,762,646)		$44,362,139

Other Assets less Liabilities — 0.2%		99,313

Net Assets — 100.0%		$44,461,452

ETF — Exchange-Traded Fund

MSCI EAFE — MSCI Europe, Australasia and Far East

S&P — Standard and Poor’s

Strategy Shares Gold-Hedged Bond ETF (GLDB)	July 31, 2021 (Unaudited)

Portfolio of Investments Summary Table

Percentage of Fair Value
Communication Services	9.8%
Consumer Discretionary	5.5%
Consumer Staples	11.1%
Energy	7.5%
Financials	18.3%
Health Care	7.7%
Industrials	7.6%
Information Technology	10.0%
Materials	2.7%
Real Estate	3.4%
Utilities	5.5%
Exchange-Traded Fund	10.9%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of July 31, 2021, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Principal Amount		Fair Value
Corporate Bonds — 76.1%
Communication Services — 6.3%
$80,000	Verizon Communications, Inc., 4.52%, 9/15/48	$101,148
90,000	Walt Disney Co. (The), 2.65%, 1/13/31	95,890
		197,038

Consumer Discretionary — 5.0%
85,000	Amazon.com, Inc., 1.50%, 6/03/30	84,172
50,000	Home Depot, Inc. (The), 5.88%, 12/16/36	72,537
		156,709

Consumer Staples — 10.0%
80,000	Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/01/36	99,529
70,000	BAT Capital Corp., 3.56%, 8/15/27	75,762
75,000	Coca-Cola Co. (The), 1.38%, 3/15/31	72,762
65,000	Costco Wholesale Corp., 1.60%, 4/20/30	64,778
		312,831

Energy — 4.2%
65,000	Chevron Corp., 2.24%, 5/11/30	68,094
60,000	MPLX LP, 2.65%, 8/15/30	61,598
		129,692

Financials — 16.7%
30,000	Capital One Financial Corp., 3.80%, 1/31/28	33,885
85,000	Citigroup, Inc., 4.41%, 3/31/31	99,872
85,000	Goldman Sachs Group, Inc. (The), 1.99%, 1/27/32	83,731
80,000	JPMorgan Chase & Co., 4.49%, 3/24/31	95,682
65,000	MetLife, Inc., 4.55%, 3/23/30	78,998
30,000	Northern Trust Corp., 1.95%, 5/01/30	30,768
90,000	Wells Fargo & Co., 3.00%, 10/23/26	97,534
		520,470

Principal Amount		Fair Value
Corporate Bonds — (Continued)
Health Care — 7.1%
$70,000	AbbVie, Inc., 3.20%, 11/21/29	$76,850
60,000	Amgen, Inc., 2.20%, 2/21/27	63,089
70,000	CVS Health Corp., 4.30%, 3/25/28	81,051
		220,990

Industrials — 7.0%
75,000	Boeing Co. (The), 5.15%, 5/01/30	89,309
45,000	General Electric Co., 5.88%, 1/14/38	62,222
55,000	Southwest Airlines Co., 5.13%, 6/15/27	65,047
		216,578

Information Technology — 9.2%
65,000	Apple, Inc., 3.35%, 2/09/27	72,452
65,000	Broadcom Corp. / Broadcom Cayman Finance, Ltd., 3.88%, 1/15/27	72,078
65,000	Fiserv, Inc., 3.50%, 7/01/29	72,600
55,000	Oracle Corp., 5.38%, 7/15/40	72,247
		289,377

Materials — 2.5%
35,000	Dow Chemical Co. (The), 3.60%, 11/15/50	38,972
35,000	Sherwin-Williams Co. (The), 2.95%, 8/15/29	38,123
		77,095

Real Estate — 3.1%
90,000	Equinix, Inc., 3.20%, 11/18/29	97,990

Utilities — 5.0%
80,000	NextEra Energy Capital Holdings, Inc., 2.25%, 6/01/30	82,181
70,000	Pacific Gas and Electric Co., 4.55%, 7/01/30	74,701
		156,882

Total Corporate Bonds (Cost $2,327,462)		$2,375,652

Strategy Shares Gold-Hedged Bond ETF (GLDB) (Continued)	July 31, 2021 (Unaudited)

Shares or Principal Amount		Fair Value
Yankee Dollars — 5.2%
Communication Services — 2.5%
$50,000	Orange SA, 9.00%, 3/01/31	$79,333

Energy — 2.7%
55,000	Shell International Finance BV, 6.38%, 12/15/38	82,004

Total Yankee Dollars (Cost $158,903)		$161,337

Exchange-Traded Fund — 9.9%
13,800	SSGH Fund, Ltd. ETF CFC	310,276

Total Exchange-Traded Fund (Cost $345,000)		$310,276
Total Investments — 91.2% (Cost $2,831,365)		$2,847,265
Other Assets less Liabilities — 8.8%		276,363

Net Assets — 100.0%		$3,123,628

CFC — Controlled Foreign Corporation

LLC — Limited Liability Corporation

LP — Limited Partnership

Total Return Swap Agreements

							Value and
							Unrealized
Pay/				Payment	Expiration	Notional	Appreciation/
Receive	Financing Rate	Description	Counterparty	Frequency	Date	Amount	(Depreciation)
Receive	Effective Federal Funds Rate(a) + 85 bps	iShares Gold Trust	BNP Paribas SA	Monthly	5/23/22	$3,098,981	$11,893
Receive	Effective Federal Funds Rate(a) + 85 bps	iShares iBoxx $ Investment Grade Corporate Bond	BNP Paribas SA	Monthly	5/23/22	552,665	4,080
							$15,973

(a)	The Effective Federal Funds Rate at July 31, 2021 was 0.07%.

SA — Societe Anonyme (French public limited company)

Day Hagan/Ned Davis Research Smart Sector ETF (SSUS)	July 31, 2021 (Unaudited)

Portfolio of Investments Summary Table

Percentage of Fair Value
Exchange-Traded Funds	100.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of July 31, 2021, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value
Exchange-Traded Funds — 99.4%
439,711	Communication Services Select Sector SPDR Fund ETF	$36,232,186
176,117	Consumer Discretionary Select Sector SPDR Fund ETF	31,776,790
214,898	Consumer Staples Select Sector SPDR Fund ETF	15,367,356
217,178	Energy Select Sector SPDR Fund ETF	10,726,421
815,373	Financial Select Sector SPDR Fund ETF	29,777,422
167,634	Health Care Select Sector SPDR Fund ETF	22,152,833
124,441	Industrial Select Sector SPDR Fund ETF	12,862,222
64,149	Materials Select Sector SPDR Fund ETF	5,389,799
214,309	Real Estate Select Sector SPDR Fund ETF	9,939,651
553,582	Technology Select Sector SPDR Fund ETF	84,919,480
109,049	Utilities Select Sector SPDR Fund ETF	7,193,963
Total Exchange-Traded Funds (Cost $237,699,554)		$266,338,123
Total Investments — 99.4%
(Cost $237,699,554)		$266,338,123
Other Assets less Liabilities — 0.6%		1,567,397

Net Assets — 100.0%		$267,905,520

ETF — Exchange-Traded Fund

SPDR — Standard and Poor’s Depositary Receipts